Loans Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LOANS PAYABLE
14.	LOANS PAYABLE

Short-term Loans

Short-term loans as of December 31, 2018 and 2019 amounted to RMB3,046,449 and RMB2,618,170 (US$376,077), respectively, which consisted of secured RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. As of December 31, 2018 and 2019, the repayment of all short-term loans are guaranteed by subsidiaries within the Group and either collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 and RMB561,515 (US$80,657), respectively, or collateralized by restricted cash balances totaling US$315,600 and US$138,572 (equivalent to RMB964,711), respectively. The weighted average interest rate for the outstanding borrowings as of December 31, 2018 and 2019 was 4.47% and 4.05%, respectively. As of December 31, 2018, and 2019, the aggregate amounts of unused lines of credit for short-term loans were RMB781,042 and RMB1,620,520 (US$232,773), respectively.

Long-term Loans

In 2017, the Group entered into a three-year loan agreement with Bank of China, pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB299,000 for its general working capital purposes. In 2017, the Group drew down RMB299,000 with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. As of December 31, 2018 and 2019, the repayment of the loan is guaranteed by a subsidiary of the Group and collateralized by an office building of one of the Group’s VIEs with a carrying amount of RMB574,557 and RMB561,515 (US$80,657), respectively. RMB5,000, RMB10,000 and RMB10,000 (US$1,436) were repaid when it became due in 2017, 2018 and 2019, respectively. The amount repayable within the next twelve months are classified as “Long-term loans, current portion”.

In 2019, the Group entered into a two-year loan agreement with JPMorgan Chase Bank, N.A., pursuant to which the Group is entitled to borrow a secured RMB denominated loan of RMB800,000 (US$114,913) for its general working capital purposes. In 2019, the Group drew down RMB447,949 (US$64,344) with an interest rate of 3.55%, pursuant to the agreement, the principal shall be repaid by installments from 2019 to 2021. The repayment of the loan is collateralized by long-term held-to-maturity debt securities with a stated cost of RMB494,373 (US$71,012) (Note 5). RMB2,954 (US$424) was repaid when it became due in 2019. The amount repayable within the next twelve months are classified as “Long-term loans, current portion”.

Borrowings from third-party investors

Asset-backed debt securities

In December 2018, certain supplier invoices selected by the Group totaling RMB525,279 were factored to a financial institution (the “2018 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Group’s consolidated balance sheets. The 2018 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2018 factored receivables, maturing in December 2019 and December 2020, were issued to third party investors with a stated interest of 5.0%-5.5% and raised total gross proceeds of RMB446,000 .

In November 2019, certain supplier invoices selected by the Group totaling RMB587,000 (US$84,317) were factored to a financial institution (the “2019 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Group’s consolidated balance sheets. The 2019 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2019 factored receivables, maturing in November 2021, were issued to third party investors with a stated interest of 5.1% and raised total gross proceeds of RMB500,000 (US$71,821).

The proceeds raised from issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of the Group’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.

Accounting for asset-backed debt securities

The Group consolidates the securitization vehicles as VIEs for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIEs.

As a result of the series of transactions described above, the payment terms of the Group’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans and borrowings from third party investors, net of issuance costs” on the consolidated statements of cash flows.

As of December 31, 2019, the outstanding borrowings from asset-backed debt securities were RMB898,097 (US$129,004). RMB74,992 (US$10,722) of 2018 asset-backed debt securities was repaid when it became due in December 2019. RMB428,601 (US$61,565) of asset-backed debt securities is repayable within one year and are included in “Long-term loans, current portion” and the remaining balance of RMB469,496 (US$67,439) of 2019 asset-backed debt securities is included in non-current “Long-term loans” on the consolidated balance sheets. The effective interest rate of 2018 asset-backed debt securities and 2019 asset-backed debt securities was 7.00% and 5.97%, respectively.

As of December 31, 2019, aggregate loan principal payments on long-term loans and borrowings from third party investors are due according to the following schedule:

	As of December 31, 2019
	RMB	US$
within 1 year	765,500	109,957
between 1-2 year	939,782	134,991
	1,705,282	244,948